Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 3,934	$ 2,667
Trade notes and accounts receivable	12,125	16,357
Unbilled revenues	573	6,786
Other receivables	1,372	2,448
Financial assets	18,004	28,258
Trade and other receivables	14,127	23,157
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (3,877)	$ (5,101)